Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Series C Convertible Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 2,200	$ 2,553	$ (213)	$ 14,743,033	$ (14,739,891)	$ 7,682
Balance, Shares at Dec. 31, 2014	2,200,000	2,553,113	(212,500)
Issuance of private placement units for cash at $6.00 per unit		$ 72		(72)
Issuance of private placement units for cash at $6.00 per unit, Shares		72,167
Issuance of private placement units for cash at $18.00 per unit		$ 128		(128)
Issuance of private placement units for cash at $18.00 per unit, Shares		128,472
Common stock repurchase			$ (4)	(2,496)		(2,500)
Common stock repurchase, Shares			(4,167)
Conversion of Series C Convertible Preferred to common stock	$ (2,200)	$ 37		2,163
Conversion of Series C Convertible Preferred to common stock, Shares	(2,200,000)	36,667
Issuance of common stock for asset purchase		$ 6		48,620		48,626
Issuance of common stock for asset purchase, Shares		5,853
Conversion of accounts payable to common stock		$ 14		246,910		246,924
Conversion of accounts payable to common stock, Shares		13,734
Inducement expenses associated with conversion of accounts payable to common stock				58,380		58,380
Issuance of common stock for investment		$ 12		154,421		154,433
Issuance of common stock for investment, Shares		11,699
Issuance of common stock for services		$ 17		203,038		(203,055)
Issuance of common stock for services, Shares		16,929
Issuance of warrants for services				100,000		100,000
Cashless warrants exercise related to warrant liability		$ 3		56,741		56,744
Cashless warrants exercise related to warrant liability, Shares		2,701
Stock based compensation				6,383,772		6,383,772
Shares rounding adjustment
Shares rounding adjustment, Shares		7
Conversion of Senior convertible notes
Net loss					(10,047,036)	(10,047,036)
Balance at Dec. 31, 2015		$ 2,842	$ (217)	21,994,382	(24,786,927)	(2,789,920)
Balance, Shares at Dec. 31, 2015		2,841,342	(216,667)
Conversion of accounts payable to common stock
Issuance of common stock for investment
Issuance of common stock for services
Conversion of Senior convertible notes		$ 9,649		1,703,215		1,712,864
Conversion of Senior convertible notes, shares		9,648,662
Warrant exercise for cash		$ 69		91,696		91,765
Warrant exercise for cash, shares		68,750
Cashless warrant exercise		$ 3,537		(3,537)
Cashless warrant exercise, shares		3,537,175
Net loss					(44,265,276)	(44,265,276)
Balance at Dec. 31, 2016		$ 16,097	$ (217)	$ 23,785,756	$ (69,052,203)	(45,250,567)
Balance, Shares at Dec. 31, 2016		16,095,929	(216,667)
Conversion of accounts payable to common stock
Issuance of common stock for investment
Issuance of common stock for services						(10,000)
Conversion of Senior convertible notes						20,132,105
Net loss						(45,563,617)
Balance at Sep. 30, 2017						$ (4,803,727)